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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

            Report for the Calendar Year or Quarter Ended 6/30/2002

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

SRB Associates IV L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Two Galleria Tower    13455 Noel Road, Suite 1670   Dallas, TX 75240
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jan E. Gaulding           Vice President & CFO                  (972) 702-1100
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                          /s/ Jan E. Gaulding
                                      ------------------------------------------
                                                 Signature

                                      Dallas, Texas                July 31, 2002
                                      ------------------------------------------
                                              (Place and Date of Signing)

Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            None
                                          --------

Form 13F Information Table Entry Total:          2
                                          --------

Form 13F Information Table Value Total:   $  2,106
                                          --------
                                         (thousands)


List of Other Included Managers:              None

                                                       SRB ASSOCIATES IV L.P.*
                                                     FORM 13F INFORMATION TABLE

                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other       ----------------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------     ----------------------
Metawave Communications Corp Common     591409 10 7         294     1,399,101    SH       Sole                1,399,101  0      0
T/R Systems, Inc.            Common     87263U 10 2       1,812     1,548,350    SH       Sole                1,548,350  0      0
                                                          -----
                                        Total Value       2,106

* Includes All Shares of Stock Held In The Name of Sevin Rosen Fund IV L.P.